Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statements of Financial Position (Parentheticals) - VIEs [Member] - ¥ / shares	Jun. 30, 2023	Jun. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized shares	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	90,472,014	90,472,014
Ordinary shares, shares outstanding	90,472,014	90,472,014
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.001	¥ 0.001